Fair Value of Financial Liabilities - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents		$ 78,541		$ 53,367
Restricted cash		310		10
Senior and ship mortgage notes		(491,976)		(690,400)
Long-term debt, including current portion	[1]	(59,385)		(58,376)
Convertible debenture payable to affiliate companies		(118,833)	[2]	0
Loans payable to affiliate companies, including current portion		0		(112,634)
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents		78,541		53,367
Restricted cash		310		10
Senior and ship mortgage notes		(483,350)		(681,774)
Long-term debt, including current portion	[1]	0		0
Convertible debenture payable to affiliate companies	[2]	0
Loans payable to affiliate companies, including current portion				0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents		0		0
Restricted cash		0		0
Senior and ship mortgage notes		(8,626)		(8,626)
Long-term debt, including current portion	[1]	(59,385)		(58,376)
Convertible debenture payable to affiliate companies	[2]	$ (118,833)
Loans payable to affiliate companies, including current portion				$ (112,634)

[1]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
[2]	The fair value of the Company’s loans payable to affiliate companies and Convertible Debenture payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.